Loan Payable (Details Narrative) - USD ($)				1 Months Ended
	Dec. 09, 2025	Sep. 04, 2025	Aug. 01, 2025	Dec. 24, 2025	Jul. 21, 2025	Jul. 18, 2024
Short-term loan [Member]
Repayments of short-term loan		$ 500,000	$ 500,000		$ 500,000
Interest rate	12.00%	2.00%		12.00%
Short-term loan facility	$ 150,000			$ 100,000
Finger Motion Company Limited [Member] | Dr. Liew Yow Ming [Member]
Loan agreement description						Company’s wholly owned subsidiary, Finger Motion Company Limited (the “Borrower”), entered into a loan agreement with Dr. Liew Yow Ming (the “Lender”) whereby the Lender agreed to advance a short-term loan facility of SGD$1,500,000 (the “Loan”) to the Borrower for working capital purposes. As of September 4, 2024, the full amount of the Loan has been drawn upon by the Borrower. Each drawdown portion of the Loan is due one (1) year from the date of the drawdown, unless extended by the Lender. If the Lender agrees, the Borrower may prepay the whole or any part of the Loan by providing the Lender not less than three (3) business days prior written notice and subject to payment of interest accrued thereon. Any prepayment of the Loan shall be in an amount of SGD$50,000 or multiples thereof. The Loan shall bear interest at the rate of 1.50% per month, any such interest to accrue from day to day and to be calculated based on a 365-day year, and is payable on a monthly basis on or before the last day of each successive month.